Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Monetta Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Monetta Fund
Account Value	$ 28,279	$ 22,476	$ 19,245	$ 24,723	$ 17,279	$ 15,544	$ 14,409	$ 12,455	$ 10,355	$ 10,880	$ 10,000
Monetta Young Investor Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Monetta Young Investor Growth Fund
Account Value	$ 30,866	24,400	20,382	24,425	17,856	16,267	15,047	12,803	10,697	10,707	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742	$ 10,000